FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 7,517	$ 1,454	$ 4,564	$ 2,203
Long-term deposits	120
CPI and foreign currency risks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	7,517	1,454
Long-term deposits	120
Financial assets	7,637	1,454
Trade payables	396	160
Other payables	1,545	2,285
Derivative financial liabilities	10,603
Financial liabilities	12,544	2,445
Currency risk | Israel, New Shekels
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	201	322
Long-term deposits	120
Financial assets	321	322
Trade payables	132	100
Other payables	467	501
Derivative financial liabilities	10,603
Financial liabilities	11,202	601
Currency risk | Other currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	7,316	1,132
Long-term deposits	0
Financial assets	7,316	1,132
Trade payables	264	60
Other payables	1,078	1,784
Derivative financial liabilities	0
Financial liabilities	1,342	1,844
Consumer Price Index | Israel, New Shekels
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	0	0
Long-term deposits	0
Financial assets	0	0
Trade payables	0	0
Other payables	0	0
Derivative financial liabilities	0
Financial liabilities	$ 0	$ 0